Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NEEDHAM FUNDS INC
Entity Central Index Key	0001002537
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Needham Growth Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name	Needham Growth Fund
Class Name	Institutional Class
Trading Symbol	NEEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Needham Growth Fund ("the Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
Additional Information Phone Number	1-800-625-7071
Additional Information Website	www.needhamfunds.com/resources-forms
Expenses [Text Block]
What Were the Fund Costs for the Last six months?
(Based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$78	1.19%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How Did the Fund Perform Over the Last six months and What Affected its Performance?

Performance

For the six-month period ended June 30, 2026, the Needham Growth Fund's Institutional Class returned 65.64% , significantly outperforming the Russell 3000 Index's 10.88% and the Russell Midcap Growth Index's 7.27%.

Equity markets were volatile in the first quarter as war, tariff uncertainty, and a 2025 government-shutdown-related slowdown weighed on many industries, including software, autos, and health care equipment. Volatility continued into April as the closing of the Strait of Hormuz pushed oil above $126 per barrel, but markets rallied sharply after a June memorandum of understanding between the United States and Iran eased tensions, oil prices normalized, and the Information Technology sector led a broad-based recovery.

The key factor affecting the Fund's performance was stock selection, particularly among holdings tied to semiconductor manufacturing, data center infrastructure, and defense. Leading contributors for the period included Vicor Corporation (VICR), PDF Solutions, Inc. (PDFS), FormFactor, Inc. (FORM), and Vishay Intertechnology, Inc. (VSH). The Fund's detractors were small relative to its contributors and included Super Micro Computer, Inc. (SMCI), Thermo Fisher Scientific, Inc. (TMO), and Huntington Ingalls Industries, Inc. (HII).

Investment Themes

The Fund's major investment theme remains the importance of U.S. infrastructure. The Fund invests in lesser-known "pick and shovel" providers behind engineering, manufacturing, and technology development. Portfolio companies sell into data centers, life sciences laboratories, semiconductor and other manufacturing facilities, transportation infrastructure, energy systems, and defense-related markets. The U.S. has underinvested in many of these areas, which may create long-term opportunities.

Four areas present throughout the portfolio are: Semiconductor manufacturing, data centers and artificial intelligence (AI) processing, U.S. manufacturing, and defense technology.

Needham Investment Management LLC, the Fund's adviser, believes the AI buildout remains in an early stage. The Fund's strategy is to invest in companies developing new products and services and to hold those that execute successfully over time.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Annual Average Total Return %
(as of June 30, 2026)
	1 Year	5 Year	Since Inception (12/30/2016)
Institutional Class	90.95	14.51	17.27
Russell 3000® Index	22.82	12.31	14.89
Russell Midcap® Growth Index	6.17	6.03	13.19
S&P MidCap 400® Growth	25.89	9.07	10.98

Performance Inception Date	Dec. 30, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 292,571,662
Holdings Count | shares	79
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Net Assets	$292,571,662
Number of Holdings	79
Portfolio Turnover	24%

Holdings [Text Block]
What Sectors Did the Fund Invest In? (as of June 30, 2026) (as a percentage of net assets)

Top Ten Issuers (as a percentage of net assets)

Dreyfus Treasury Securities Cash Management	10.3%
PDF Solutions, Inc.	5.3%
Corning, Inc.	3.7%
Lam Research Corp.	3.7%
Vicor Corp.	3.5%
Vishay Intertechnology, Inc.	3.5%
FormFactor, Inc.	3.4%
Marvell Technology, Inc.	3.1%
MKS, Inc.	3.0%
Vertiv Holdings Co.	2.9%

Largest Holdings [Text Block]
Top Ten Issuers (as a percentage of net assets)

Dreyfus Treasury Securities Cash Management	10.3%
PDF Solutions, Inc.	5.3%
Corning, Inc.	3.7%
Lam Research Corp.	3.7%
Vicor Corp.	3.5%
Vishay Intertechnology, Inc.	3.5%
FormFactor, Inc.	3.4%
Marvell Technology, Inc.	3.1%
MKS, Inc.	3.0%
Vertiv Holdings Co.	2.9%

Needham Growth Fund | Retail Class
Shareholder Report [Line Items]
Fund Name	Needham Growth Fund
Class Name	Retail Class
Trading Symbol	NEEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Needham Growth Fund ("the Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
Additional Information Phone Number	1-800-625-7071
Additional Information Website	www.needhamfunds.com/resources-forms
Expenses [Text Block]
What Were the Fund Costs for the Last six months?
(Based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail Class	$107	1.62%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How Did the Fund Perform Over the Last six months and What Affected its Performance?

Performance

For the six-month period ended June 30, 2026, the Needham Growth Fund's Retail Class returned 65.33%, significantly outperforming the Russell 3000 Index's 10.88% and the Russell Midcap Growth Index's 7.27%.

Equity markets were volatile in the first quarter as war, tariff uncertainty, and a 2025 government-shutdown-related slowdown weighed on many industries, including software, autos, and health care equipment. Volatility continued into April as the closing of the Strait of Hormuz pushed oil above $126 per barrel, but markets rallied sharply after a June memorandum of understanding between the United States and Iran eased tensions, oil prices normalized, and the Information Technology sector led a broad-based recovery.

The key factor affecting the Fund's performance was stock selection, particularly among holdings tied to semiconductor manufacturing, data center infrastructure, and defense. Leading contributors for the period included Vicor Corporation (VICR), PDF Solutions, Inc. (PDFS), FormFactor, Inc. (FORM), and Vishay Intertechnology, Inc. (VSH). The Fund's detractors were small relative to its contributors and included Super Micro Computer, Inc. (SMCI), Thermo Fisher Scientific, Inc. (TMO), and Huntington Ingalls Industries, Inc. (HII).

Investment Themes

The Fund's major investment theme remains the importance of U.S. infrastructure. The Fund invests in lesser-known "pick and shovel" providers behind engineering, manufacturing, and technology development. Portfolio companies sell into data centers, life sciences laboratories, semiconductor and other manufacturing facilities, transportation infrastructure, energy systems, and defense-related markets. The U.S. has underinvested in many of these areas, which may create long-term opportunities.

Four areas present throughout the portfolio are: Semiconductor manufacturing, data centers and artificial intelligence (AI) processing, U.S. manufacturing, and defense technology.

Needham Investment Management LLC, the Fund's adviser, believes the AI buildout remains in an early stage. The Fund's strategy is to invest in companies developing new products and services and to hold those that execute successfully over time.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Annual Average Total Return %
(as of June 30, 2026)
	1 Year	5 Year	10 Year
Retail Class	90.12	14.01	16.89
Russell 3000® Index	22.82	12.31	15.06
Russell Midcap® Growth Index	6.17	6.03	13.04
S&P MidCap 400® Growth	25.89	9.07	11.65

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 292,571,662
Holdings Count | shares	79
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Net Assets	$292,571,662
Number of Holdings	79
Portfolio Turnover	24%

Holdings [Text Block]
What Sectors Did the Fund Invest In? (as of June 30, 2026) (as a percentage of net assets)

Top Ten Issuers (as a percentage of net assets)

Dreyfus Treasury Securities Cash Management	10.3%
PDF Solutions, Inc.	5.3%
Corning, Inc.	3.7%
Lam Research Corp.	3.7%
Vicor Corp.	3.5%
Vishay Intertechnology, Inc.	3.5%
FormFactor, Inc.	3.4%
Marvell Technology, Inc.	3.1%
MKS, Inc.	3.0%
Vertiv Holdings Co.	2.9%

Largest Holdings [Text Block]
Top Ten Issuers (as a percentage of net assets)

Dreyfus Treasury Securities Cash Management	10.3%
PDF Solutions, Inc.	5.3%
Corning, Inc.	3.7%
Lam Research Corp.	3.7%
Vicor Corp.	3.5%
Vishay Intertechnology, Inc.	3.5%
FormFactor, Inc.	3.4%
Marvell Technology, Inc.	3.1%
MKS, Inc.	3.0%
Vertiv Holdings Co.	2.9%

Needham Aggressive Growth Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name	Needham Aggressive Growth Fund
Class Name	Institutional Class
Trading Symbol	NEAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Needham Aggressive Growth Fund ("the Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
Additional Information Phone Number	1-800-625-7071
Additional Information Website	www.needhamfunds.com/resources-forms
Expenses [Text Block]
What Were the Fund Costs for the Last six months?
(Based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$78	1.18%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
How Did the Fund Perform Over the Last six months and What Affected its Performance?

Performance

For the six-month period ended June 30, 2026, the Needham Aggressive Growth Fund's Institutional Class returned 66.22%, significantly outperforming the Russell 2000 Growth Index's 22.18% and the Russell 3000 Index's 10.88%.

Equity markets were volatile in the first quarter as war, tariff uncertainty, and a 2025 government-shutdown-related slowdown weighed on many industries, including software, autos, and health care equipment. Volatility continued into April as the closing of the Strait of Hormuz pushed oil above $126 per barrel, but markets rallied sharply after a June memorandum of understanding between the United States and Iran eased tensions, oil prices normalized, and the Information Technology sector led a broad-based recovery.

The key factor affecting the Fund's performance was stock selection, particularly among holdings tied to semiconductor manufacturing, data center infrastructure, and defense. Leading contributors included nLIGHT, Inc. (LASR), which continued to benefit from strength in its laser-based defense business; Vicor Corporation (VICR), which reported strong results tied to AI-related power delivery demand; Arteris, Inc. (AIP), which raised guidance following expanded hyperscaler adoption of its technology; and Vishay Intertechnology, Inc. (VSH), which advanced its capacity expansion plans and raised $750 million to fund growth and reduce debt. The Fund's detractors were small relative to its contributors and included Vital Farms, Inc. (VITL) and Huntington Ingalls Industries, Inc. (HII).

Investment Themes

Needham Investment Management LLC (the "Adviser") looks to invest in companies when they are investing in something new that is supported by an established business. The Fund's major investment theme remains the importance of U.S. infrastructure. The Fund invests in lesser-known "pick and shovel" providers behind engineering, manufacturing, and technology development. Portfolio companies sell into data centers, life sciences laboratories, semiconductor and other manufacturing facilities, transportation infrastructure, energy systems, and defense-related markets. The U.S. has underinvested in many of these areas, which may create long-term opportunities.

Four areas present throughout the portfolio are: Semiconductor manufacturing, data centers and artificial intelligence (AI) processing, U.S. manufacturing, and defense technology.

The Adviser believes the AI buildout remains in an early stage. The Fund's strategy is to invest in companies developing new products and services and to hold those that are successful over time.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Annual Average Total Return %
(as of June 30, 2026)
	1 Year	5 Year	Since Inception (12/30/2016)
Institutional Class	89.98	23.39	22.60
Russell 3000® Index	22.82	12.31	14.89
Russell 2000® Growth Index	38.74	5.57	11.19

Performance Inception Date	Dec. 30, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 2,611,604,938
Holdings Count | shares	110
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Net Assets	$2,611,604,938
Number of Holdings	110
Portfolio Turnover	7%

Holdings [Text Block]
What Sectors Did the Fund Invest In? (as of June 30, 2026) (as a percentage of net assets)

Top Ten Issuers (as a percentage of net assets)

Vicor Corp.	6.9%
Arteris, Inc.	5.9%
Vishay Intertechnology, Inc.	4.8%
Dreyfus Treasury Securities Cash Management	4.6%
PDF Solutions, Inc.	4.6%
nLight, Inc.	4.5%
Vertiv Holdings Co.	3.3%
Vishay Precision Group, Inc.	3.3%
CECO Environmental Corp.	3.2%
Oil-Dri Corp. of America	2.7%

Largest Holdings [Text Block]
Top Ten Issuers (as a percentage of net assets)

Vicor Corp.	6.9%
Arteris, Inc.	5.9%
Vishay Intertechnology, Inc.	4.8%
Dreyfus Treasury Securities Cash Management	4.6%
PDF Solutions, Inc.	4.6%
nLight, Inc.	4.5%
Vertiv Holdings Co.	3.3%
Vishay Precision Group, Inc.	3.3%
CECO Environmental Corp.	3.2%
Oil-Dri Corp. of America	2.7%

Needham Aggressive Growth Fund | Retail Class
Shareholder Report [Line Items]
Fund Name	Needham Aggressive Growth Fund
Class Name	Retail Class
Trading Symbol	NEAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Needham Aggressive Growth Fund ("the Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
Additional Information Phone Number	1-800-625-7071
Additional Information Website	www.needhamfunds.com/resources-forms
Expenses [Text Block]
What Were the Fund Costs for the Last six months?
(Based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail Class	$102	1.55%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
How Did the Fund Perform Over the Last six months and What Affected its Performance?

Performance

For the six-month period ended June 30, 2026, the Needham Aggressive Growth Fund's Retail Class returned 65.91%, significantly outperforming the Russell 2000 Growth Index's 22.18% and the Russell 3000 Index's 10.88%.

Equity markets were volatile in the first quarter as war, tariff uncertainty, and a 2025 government-shutdown-related slowdown weighed on many industries, including software, autos, and health care equipment. Volatility continued into April as the closing of the Strait of Hormuz pushed oil above $126 per barrel, but markets rallied sharply after a June memorandum of understanding between the United States and Iran eased tensions, oil prices normalized, and the Information Technology sector led a broad-based recovery.

The key factor affecting the Fund's performance was stock selection, particularly among holdings tied to semiconductor manufacturing, data center infrastructure, and defense. Leading contributors included nLIGHT, Inc. (LASR), which continued to benefit from strength in its laser-based defense business; Vicor Corporation (VICR), which reported strong results tied to AI-related power delivery demand; Arteris, Inc. (AIP), which raised guidance following expanded hyperscaler adoption of its technology; and Vishay Intertechnology, Inc. (VSH), which advanced its capacity expansion plans and raised $750 million to fund growth and reduce debt. The Fund's detractors were small relative to its contributors and included Vital Farms, Inc. (VITL) and Huntington Ingalls Industries, Inc. (HII).

Investment Themes

Needham Investment Management LLC (the "Adviser") looks to invest in companies when they are investing in something new that is supported by an established business. The Fund's major investment theme remains the importance of U.S. infrastructure. The Fund invests in lesser-known "pick and shovel" providers behind engineering, manufacturing, and technology development. Portfolio companies sell into data centers, life sciences laboratories, semiconductor and other manufacturing facilities, transportation infrastructure, energy systems, and defense-related markets. The U.S. has underinvested in many of these areas, which may create long-term opportunities.

Four areas present throughout the portfolio are: Semiconductor manufacturing, data centers and artificial intelligence (AI) processing, U.S. manufacturing, and defense technology.

The Adviser believes the AI buildout remains in an early stage. The Fund's strategy is to invest in companies developing new products and services and to hold those that are successful over time.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Annual Average Total Return % (as of June 30, 2026)
	1 Year	5 Year	10 Year
Retail Class	89.23	22.73	22.98
Russell 3000® Index	22.82	12.31	15.06
Russell 2000® Growth Index	38.74	5.57	11.97

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 2,611,604,938
Holdings Count | shares	110
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Net Assets	$2,611,604,938
Number of Holdings	110
Portfolio Turnover	7%

Holdings [Text Block]
What Sectors Did the Fund Invest In? (as of June 30, 2026) (as a percentage of net assets)

Top Ten Issuers (as a percentage of net assets)

Vicor Corp.	6.9%
Arteris, Inc.	5.9%
Vishay Intertechnology, Inc.	4.8%
Dreyfus Treasury Securities Cash Management	4.6%
PDF Solutions, Inc.	4.6%
nLight, Inc.	4.5%
Vertiv Holdings Co.	3.3%
Vishay Precision Group, Inc.	3.3%
CECO Environmental Corp.	3.2%
Oil-Dri Corp. of America	2.7%

Largest Holdings [Text Block]
Top Ten Issuers (as a percentage of net assets)

Vicor Corp.	6.9%
Arteris, Inc.	5.9%
Vishay Intertechnology, Inc.	4.8%
Dreyfus Treasury Securities Cash Management	4.6%
PDF Solutions, Inc.	4.6%
nLight, Inc.	4.5%
Vertiv Holdings Co.	3.3%
Vishay Precision Group, Inc.	3.3%
CECO Environmental Corp.	3.2%
Oil-Dri Corp. of America	2.7%

Needham Small Cap Growth Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name	Needham Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	NESIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Needham Small Cap Growth Fund ("the Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
Additional Information Phone Number	1-800-625-7071
Additional Information Website	www.needhamfunds.com/resources-forms
Expenses [Text Block]
What Were the Fund Costs for the Last six months?
(Based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$84	1.18%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
How Did the Fund Perform Over the Last six months and What Affected its Performance?

Performance

For the six-month period ended June 30, 2026, the Needham Small Cap Growth Fund's Institutional Class returned 87.13%, significantly outperforming the Russell 2000 Growth Index's 22.18% and the Russell 3000 Index's 10.88%.

Small-cap equities were volatile early in 2026 as the U.S.-Iran war drove oil prices above $100 per barrel and introduced broad market uncertainty. Volatility continued into April with the closing of the Strait of Hormuz, which pushed oil to a peak of $126 per barrel, before a June memorandum of understanding between the United States and Iran eased tensions. Small-cap stocks staged a significant recovery in the second quarter as investor interest in the asset class accelerated, merger and acquisition activity picked up, and Information Technology led market gains.

The key factor affecting the Fund's performance was stock selection, particularly among semiconductor, communications infrastructure, and specialty materials holdings. Leading contributors for the period included Arteris, Inc. (AIP), which reported strong bookings and raised guidance; Vishay Intertechnology, Inc. (VSH), which advanced its capacity expansion strategy; and TTM Technologies, Inc. (TTMI) and nLIGHT, Inc. (LASR), which benefited from improving fundamentals and renewed investor confidence earlier in the period. The Fund's detractors were small relative to its contributors and included CoStar Group, Inc. (CSGP), Harmonic, Inc. (HLIT), and Lantronix, Inc. (LTRX).

Investment Themes

The Fund's major investment theme remains the importance of technology-driven infrastructure and industrial innovation. Portfolio companies sell products and services into data centers, communications infrastructure, semiconductor and advanced manufacturing facilities, defense systems, and specialty material markets. Needham Investment Management LLC, the Fund's investment adviser, believes that many of these industries continue to benefit from long-term capital spending trends and ongoing technological innovation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Annual Average Total Return %
(as of June 30, 2026)
	1 Year	5 Year	Since Inception (12/30/2016)
Institutional Class	114.10	10.27	19.96
Russell 3000® Index	22.82	12.31	14.89
Russell 2000® Growth Index	38.74	5.57	11.19

Performance Inception Date	Dec. 30, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 419,641,238
Holdings Count | shares	70
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Net Assets	$419,641,238
Number of Holdings	70
Portfolio Turnover	80%

Holdings [Text Block]
What Sectors Did the Fund Invest In? (as of June 30, 2026) (as a percentage of net assets)

Top Ten Issuers (as a percentage of net assets)

Dreyfus Treasury Securities Cash Management	14.3%
Arteris, Inc.	8.7%
Badger Meter, Inc.	5.1%
Vishay Intertechnology, Inc.	5.0%
Ambarella, Inc.	2.8%
Harmonic, Inc.	2.7%
Veeco Instruments, Inc.	2.6%
Calix, Inc.	2.4%
PDF Solutions, Inc.	2.4%
CEVA, Inc.	2.4%

Largest Holdings [Text Block]
Top Ten Issuers (as a percentage of net assets)

Dreyfus Treasury Securities Cash Management	14.3%
Arteris, Inc.	8.7%
Badger Meter, Inc.	5.1%
Vishay Intertechnology, Inc.	5.0%
Ambarella, Inc.	2.8%
Harmonic, Inc.	2.7%
Veeco Instruments, Inc.	2.6%
Calix, Inc.	2.4%
PDF Solutions, Inc.	2.4%
CEVA, Inc.	2.4%

Needham Small Cap Growth Fund | Retail Class
Shareholder Report [Line Items]
Fund Name	Needham Small Cap Growth Fund
Class Name	Retail Class
Trading Symbol	NESGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Needham Small Cap Growth Fund ("the Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
Additional Information Phone Number	1-800-625-7071
Additional Information Website	www.needhamfunds.com/resources-forms
Expenses [Text Block]
What Were the Fund Costs for the Last six months?
(Based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail Class	$127	1.78%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
How Did the Fund Perform Over the Last six months and What Affected its Performance?

Performance

For the six-month period ended June 30, 2026, the Needham Small Cap Growth Fund's Retail Class returned 86.58%, significantly outperforming the Russell 2000 Growth Index's 22.18% and the Russell 3000 Index's 10.88%.

Small-cap equities were volatile early in 2026 as the U.S.-Iran war drove oil prices above $100 per barrel and introduced broad market uncertainty. Volatility continued into April with the closing of the Strait of Hormuz, which pushed oil to a peak of $126 per barrel, before a June memorandum of understanding between the United States and Iran eased tensions. Small-cap stocks staged a significant recovery in the second quarter as investor interest in the asset class accelerated, merger and acquisition activity picked up, and Information Technology led market gains.

The key factor affecting the Fund's performance was stock selection, particularly among semiconductor, communications infrastructure, and specialty materials holdings. Leading contributors for the period included Arteris, Inc. (AIP), which reported strong bookings and raised guidance; Vishay Intertechnology, Inc. (VSH), which advanced its capacity expansion strategy; and TTM Technologies, Inc. (TTMI) and nLIGHT, Inc. (LASR), which benefited from improving fundamentals and renewed investor confidence earlier in the period. The Fund's detractors were small relative to its contributors and included CoStar Group, Inc. (CSGP), Harmonic, Inc. (HLIT), and Lantronix, Inc. (LTRX).

Investment Themes

The Fund's major investment theme remains the importance of technology-driven infrastructure and industrial innovation. Portfolio companies sell products and services into data centers, communications infrastructure, semiconductor and advanced manufacturing facilities, defense systems, and specialty material markets. Needham Investment Management LLC, the Fund's investment adviser, believes that many of these industries continue to benefit from long-term capital spending trends and ongoing technological innovation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Annual Average Total Return % (as of June 30, 2026)
	1 Year	5 Year	10 Year
Retail Class	112.86	9.66	20.51
Russell 3000® Index	22.82	12.31	15.06
Russell 2000® Growth Index	38.74	5.57	11.97

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 419,641,238
Holdings Count | shares	70
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Net Assets	$419,641,238
Number of Holdings	70
Portfolio Turnover	80%

Holdings [Text Block]
What Sectors Did the Fund Invest In? (as of June 30, 2026) (as a percentage of net assets)

Top Ten Issuers (as a percentage of net assets)

Dreyfus Treasury Securities Cash Management	14.3%
Arteris, Inc.	8.7%
Badger Meter, Inc.	5.1%
Vishay Intertechnology, Inc.	5.0%
Ambarella, Inc.	2.8%
Harmonic, Inc.	2.7%
Veeco Instruments, Inc.	2.6%
Calix, Inc.	2.4%
PDF Solutions, Inc.	2.4%
CEVA, Inc.	2.4%

Largest Holdings [Text Block]
Top Ten Issuers (as a percentage of net assets)

Dreyfus Treasury Securities Cash Management	14.3%
Arteris, Inc.	8.7%
Badger Meter, Inc.	5.1%
Vishay Intertechnology, Inc.	5.0%
Ambarella, Inc.	2.8%
Harmonic, Inc.	2.7%
Veeco Instruments, Inc.	2.6%
Calix, Inc.	2.4%
PDF Solutions, Inc.	2.4%
CEVA, Inc.	2.4%